Document and Entity Information	Aug. 10, 2021
Cover Page
Document Type	8-K
Document Period End Date	Aug. 10, 2021
Entity Registrant Name	Consonance-HFW Acquisition Corp.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-39635
Entity Tax Identification Number	98-1555662
Entity Address, Address Line One	1 Palmer Square
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
City Area Code	609
Local Phone Number	921-2333
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001824893
Amendment Flag	false
Units, each consisting of one share of Class A ordinary shares, and one-third of a redeemable Warrant to acquire one Class A ordinary share [Member]
Cover Page
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	CHFW.U
Security Exchange Name	NYSEAMER
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 [Member]
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Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	CHFW.W
Security Exchange Name	NYSEAMER
Class A ordinary [Member]
Cover Page
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	CHFW
Security Exchange Name	NYSEAMER